Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 07, 2019	Jan. 31, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent			12.00%	12.00%	12.00%
Operating loss carry forwards			$ 110,900
Deferred tax assets, capital loss carry forwards			2,400
Minimum [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	6.00%
Maximum [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	12.00%
Israeli Subsidiary [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.00%				24.00%	26.50%
Operating loss carry forwards			99,200
Deferred tax assets, capital loss carry forwards			$ 577	$ 881
Israeli Subsidiary [Member] | Scenario, Plan [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent				23.00%	23.00%
Maltese subsidiary [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent			35.00%
Operating loss carry forwards			$ 11,700